Taxation - Reconciliation of Tax Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Taxes [Abstract]
Loss for the period before tax	$ (6,870,455)	$ (13,367,528)	$ (13,904,661)	$ (11,302,480)
Tax rate (as a percent)			0.00%	0.00%
Accounting loss before tax multiplied by the standard rate of corporation tax in the Isle of Man of 0% (2025: 0%)	0	0	$ 0	$ 0
Other permanent differences	(64,108)	(235,117)	245,150	138,756
Movement in deferred tax not recognized	725,078	801,129	1,785,961	2,117,884
Adjustment in respect of prior periods	0	0	58,504	0
Difference in overseas tax rates	(797,401)	(751,581)	(2,334,314)	(2,623,025)
Total income tax credit	$ (136,431)	$ (185,569)	$ (244,699)	$ (366,385)